NET INCOME PER SHARE	6 Months Ended
Jun. 30, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

11.  NET INCOME PER SHARE

Basic net income per share is calculated by dividing net income attributable to Vantiv, Inc. by the weighed-average shares of Class A common stock outstanding during the period.

During the six months ended June 30, 2012, diluted net income per share is calculated assuming that Vantiv Holding is a wholly-owned subsidiary of Vantiv, Inc., therefore eliminating the impact of non-controlling interests. As such, due to the Company’s structure as a C corporation and Vantiv Holding’s structure as a pass-through entity for tax purposes, the numerator in the calculation of diluted net income per share is adjusted to reflect the Company’s income tax expense assuming the conversion of the non-controlling interest into Class A common stock. The denominator is adjusted to include the impact of securities that would have a dilutive effect on net income per share, including restricted stock awards, the warrant held by Fifth Third which allows for the purchase of Class C units of Vantiv Holding and, pursuant to the Exchange Agreement, the weighted-average shares of Class A common stock outstanding assuming conversion of the Class B units of Vantiv Holding held by the non-controlling interest on an “if-converted” basis.  During the three months ended June 30, 2012, the 83,919,136 Class B units of Vantiv Holding were excluded in computing diluted net income per share because including them would have had an antidilutive effect. As the Class B units of Vantiv Holding were not included, the numerator used in the calculation of diluted net income per share is equal to the numerator used in the calculation of basic net income per share.

During the three and six months ended June 30, 2011, potentially dilutive securities consisted of phantom equity awards issued under the Phantom Equity Plan and the warrant held by Fifth Third. Phantom equity awards issued by and settled in units of Vantiv Holding had an anti-dilutive effect on the Company’s net income per share and were therefore excluded from the calculation of diluted net income per share. The warrant held by Fifth Third was out of the money and was therefore also excluded from the calculation of diluted net income per share. During the three and six months ended June 30, 2011, the Exchange Agreement permitting the conversion of Class B units of Vantiv Holding to Class A common stock of the Company was not in place, therefore Class B units of Vantiv Holding were not considered in the calculation of diluted net income per share.

The shares of Class B common stock do not share in the earnings or losses of the Company and are therefore not participating securities. Accordingly, basic and diluted net income per share of Class B common stock has not been presented.

The weighted-average Class A common shares used in computing basic and diluted net income per share reflect the retrospective application of the stock split which occurred in connection with the IPO. The following table sets forth the computation of basic and diluted net income per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	(in thousands, except per share data)		(in thousands, except per share data)
Basic:
Net income attributable to Vantiv, Inc.	$22,956	$5,380	$4,592	$8,879
Shares used in computing basic net income per share:
Weighted-average Class A common shares	122,777,349	89,515,617	107,897,927	89,515,617
Basic net income per share	$0.19	$0.06	$0.04	$0.10

Diluted:
Consolidated income before applicable income taxes	$—	—	$6,604	—
Income tax benefit excluding impact of non-controlling interest	—	—	2,543	—
Net income	$22,956	$5,380	$4,061	$8,879
Shares used in computing diluted net income per share:
Weighted-average Class A common shares	122,777,349	89,515,617	107,897,927	89,515,617
Weighted-average Class B units of Vantiv Holding	—	—	46,639,281	—
Restricted stock and phantom equity awards	1,950,537	—	277,841	—
Warrant	5,365,605	—	5,238,424	—
Diluted weighted-average shares outstanding	130,093,491	89,515,617	160,053,473	89,515,617
Diluted net income per share	$0.18	$0.06	$0.03	$0.10